Flight equipment held for sale (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 808,525	$ 292,808
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	808,500	$ 292,800
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 49,400